Revenue and segmental analysis - Schedule of geographic origins (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue to external customers	$ 441.3	$ 414.8	$ 460.3
Adjusted EBITDA	61.8	55.3	62.2
Other share based compensation charges	(2.2)	(1.4)	(1.3)
Loss on disposal of property, plant and equipment	(0.1)	(0.2)	0.0
Depreciation and amortization	(19.0)	(18.4)	(18.6)
TRADING PROFIT	40.5	35.3	42.3
Profit on sale of redundant site	0.4	2.1	0.0
Changes to defined benefit pension plans	0.0	0.6	18.0
Restructuring and other expense	(21.6)	(2.2)	(22.4)
OPERATING PROFIT	19.3	35.8	37.9
Non-current assets	231.3	235.4	230.2
Net assets / (liabilities) employed	162.3	141.9	169.7
Capital expenditure: Property, plant and equipment	9.2	16.5	15.3
Capital expenditure: Intangible assets	1.7	2.4	2.1
Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	441.8	414.9	460.9
Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	(0.5)	(0.1)	(0.6)
United Kingdom
Disclosure of operating segments [line items]
Revenue to external customers	139.5	114.0	118.0
Adjusted EBITDA	16.2	17.4	13.6
Other share based compensation charges	(1.4)	(1.0)	(1.0)
Loss on disposal of property, plant and equipment	0.0	0.0
Depreciation and amortization	(5.9)	(5.7)	(6.1)
TRADING PROFIT	8.9	10.7	6.5
Profit on sale of redundant site	0.4	2.1
Changes to defined benefit pension plans		0.0	18.0
Restructuring and other expense	(14.4)	(0.6)	(8.0)
OPERATING PROFIT	(5.1)	12.2	16.5
Non-current assets	74.3	77.5	67.8
Net assets / (liabilities) employed	10.0	6.9	19.7
Capital expenditure: Property, plant and equipment	4.4	6.7	5.5
Capital expenditure: Intangible assets	1.4	2.0	1.7
United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	162.6	142.6	145.0
United Kingdom | Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	(23.1)	(28.6)	(27.0)
Rest of Europe
Disclosure of operating segments [line items]
Revenue to external customers	47.1	37.5	59.5
Adjusted EBITDA	1.3	(0.4)	1.3
Other share based compensation charges	0.0	0.0	0.0
Loss on disposal of property, plant and equipment	(0.1)	(0.1)
Depreciation and amortization	(2.4)	(2.3)	(2.3)
TRADING PROFIT	(1.2)	(2.8)	(1.0)
Profit on sale of redundant site	0.0	0.0
Changes to defined benefit pension plans		0.0	0.0
Restructuring and other expense	(2.3)	0.0	(7.8)
OPERATING PROFIT	(3.5)	(2.8)	(8.8)
Non-current assets	14.2	13.8	14.5
Net assets / (liabilities) employed	30.7	19.7	23.7
Capital expenditure: Property, plant and equipment	0.7	1.2	1.4
Capital expenditure: Intangible assets	0.0	0.0	0.0
Rest of Europe | Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	48.6	39.1	62.4
Rest of Europe | Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	(1.5)	(1.6)	(2.9)
North America
Disclosure of operating segments [line items]
Revenue to external customers	251.9	259.8	278.8
Adjusted EBITDA	44.1	37.8	46.5
Other share based compensation charges	(0.8)	(0.4)	(0.3)
Loss on disposal of property, plant and equipment	0.0	(0.1)
Depreciation and amortization	(10.7)	(10.3)	(10.1)
TRADING PROFIT	32.6	27.0	36.1
Profit on sale of redundant site	0.0	0.0
Changes to defined benefit pension plans		0.6	0.0
Restructuring and other expense	(4.9)	(1.6)	(6.6)
OPERATING PROFIT	27.7	26.0	29.5
Non-current assets	142.5	143.9	147.6
Net assets / (liabilities) employed	118.8	112.3	122.6
Capital expenditure: Property, plant and equipment	4.1	8.6	8.4
Capital expenditure: Intangible assets	0.3	0.4	0.4
North America | Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	275.9	282.5	299.6
North America | Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	(24.0)	(22.7)	(20.8)
Australasia
Disclosure of operating segments [line items]
Revenue to external customers	0.1	0.1	0.1
Adjusted EBITDA	0.1	0.1	0.2
Other share based compensation charges	0.0	0.0	0.0
Loss on disposal of property, plant and equipment	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
TRADING PROFIT	0.1	0.1	0.2
Profit on sale of redundant site	0.0	0.0
Changes to defined benefit pension plans		0.0	0.0
Restructuring and other expense	0.0	0.0	0.0
OPERATING PROFIT	0.1	0.1	0.2
Non-current assets	0.0	0.0	0.0
Net assets / (liabilities) employed	0.0	0.3	0.3
Capital expenditure: Property, plant and equipment	0.0	0.0	0.0
Capital expenditure: Intangible assets	0.0	0.0	0.0
Australasia | Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	0.1	0.1	0.1
Australasia | Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	0.0	0.0	0.0
Asia
Disclosure of operating segments [line items]
Revenue to external customers	2.7	3.4	3.9
Adjusted EBITDA	0.1	0.4	0.6
Other share based compensation charges	0.0	0.0	0.0
Loss on disposal of property, plant and equipment	0.0	0.0
Depreciation and amortization	0.0	(0.1)	(0.1)
TRADING PROFIT	0.1	0.3	0.5
Profit on sale of redundant site	0.0	0.0
Changes to defined benefit pension plans		0.0	0.0
Restructuring and other expense	0.0	0.0	0.0
OPERATING PROFIT	0.1	0.3	0.5
Non-current assets	0.3	0.2	0.3
Net assets / (liabilities) employed	2.8	2.7	3.4
Capital expenditure: Property, plant and equipment	0.0	0.0	0.0
Capital expenditure: Intangible assets	0.0	0.0	0.0
Asia | Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	2.7	3.4	3.9
Asia | Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	0.0	0.0	0.0
All Geographic Origin | Operating segments
Disclosure of operating segments [line items]
Revenue to external customers	489.9	467.7	511.0
All Geographic Origin | Inter-segment
Disclosure of operating segments [line items]
Revenue to external customers	$ (48.6)	$ (52.9)	$ (50.7)